UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 29, 2006
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
      Name:    Pendragon Capital LLP
      Address: Berkeley Square House
	       4-19 Berkeley Square
               London W1J 6BR
               United Kingdom
      Form 13F File Number: 28-11844

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John Pennells
Title: Partner
Phone: 44-20-7907-8445
Signature,          Place,                      and Date of Signing:
John Pennells       London, United Kingdom      Nov 10, 2006

Report Type (Check only one.):
[X]    13F HOLDINGS REPORT. (Check here if all holdings of this
reporting manager are reported in this report.)
[ ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 20
Form 13F Information Table Value Total: 345,063 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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FORM 13F INFORMATION TABLE
                                                    VALUE     SHARES/   SH/  PUT/  INVSTMT  OTHER     VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS  CUISP      (x$1000)  PRN AMT   PRN  CALL  DSCRETN  MANAGERS  SOLE      SHARED  NONE

AMGEN INC                NOTE 3/0        031162AL4  22028     29500000  PRN        SOLE               29500000  0       0
ARCHSTONE SMITH OPER TR  NOTE 4.000% 7/1 039584AC1  5236      5000000   PRN        SOLE               5000000   0       0
ATI TECHNOLOGIES INC     COM             001941103  19520     910000    SH         SOLE               910000    0       0
ATWOOD OCEANICS INC      COM             050095108  28817     641100    SH         SOLE               641100    0       0
BOSTON PPTYS LTD PARTNER NOTE 3.750% 5/1 10112RAG9  36298     33100000  PRN        SOLE               33100000  0       0
CHENIERE ENERGY INC      COM NEW         16411R208  71437     2405300   SH         SOLE               2405300   0       0
FREESCALE SEMICOND INC   CL B            35687M206  11403     300000    SH         SOLE               300000    0       0
HCA INC                  COM             404119109  49860     1000000   SH         SOLE               1000000   0       0
INCO LTD                 COM             453258402  27502     360000    SH         SOLE               360000    0       0
MICHAELS STORES INC      COM             594087108  6718      154400    SH         SOLE               154400    0       0
MITTAL STEEL CO N V      NY REG SH CL A  60684P101  13334     382497    SH         SOLE               382497    0       0
NEVSUN RES LTD           COM             64156L101  2999      1097100   SH         SOLE               1097100   0       0
NOBLE CORPORATION        SHS             G65422100  4937      77000     SH         SOLE               77000     0       0
NORSK HYDRO A S          SPONSORED ADR   656531605  2000      88500     SH         SOLE               88500     0       0
NTL INC DEL              COM             62941W101  7629      300000    SH         SOLE               300000    0       0
STANDARD PAC CORP NEW    COM             85375C101  2584      110000    SH         SOLE               110000    0       0
TECHNICAL OLYMPIC USA IN COM             878483106  3941      402100    SH         SOLE               402100    0       0
TRANSOCEAN INC           ORD             G90078109  44        600       SH         SOLE               600       0       0
UNIVISION COMMUNICAT INC CL A            914906102  13421     390700    SH         SOLE               390700    0       0
WELLS FARGO & CO NEW     DBCV 5/0        949746FA4  15355     15000000  PRN        SOLE               15000000  0       0

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